Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 117,192	$ 160,475
Restricted cash	10,005	11,296
Margin deposits (Note 14)	5,849	6,153
Trade accounts receivable, net (Note 1(f))	30,622	25,273
Capitalized voyage expenses	1,839	1,601
Due from related parties (Note 2)	14,607	20,786
Advances and other	20,176	18,019
Vessels held for sale (Note 1(j))	0	54,000
Inventories	22,918	21,813
Prepaid insurance and other	1,861	1,416
Receivable, short-term (Note 4)	12,741	0
Current portion of financial instruments—Fair value (Note 14)	1,852	642
Total current assets	239,662	321,474
Financial instruments - Fair value, net of current portion (Note 14)	1,526	0
Right of use asset under operating leases (Note 4)	88,573	67,110
Long-term receivable (Note 4)	23,163	27,294
FIXED ASSETS (Note 4)
Advances for vessels under construction	104,635	49,030
Vessels	3,279,440	3,618,309
Accumulated depreciation	(876,482)	(1,003,197)
Vessels’ Net Book Value	2,402,958	2,615,112
Total fixed assets	2,507,593	2,664,142
Deferred charges and leasehold improvements, net (Note 5)	34,297	32,255
Total assets	2,894,814	3,112,275
CURRENT LIABILITIES:
Current portion of long-term debt (Note 6)	172,936	232,428
Payables	74,912	55,291
Due to related parties (Note 2)	7,747	4,003
Accrued liabilities	27,851	40,551
Unearned revenue	9,020	12,623
Current portion of obligations under operating leases (Note 4)	29,749	20,976
Current portion of financial liability (Note 4)	997	905
Current portion of financial instruments—Fair value (Note 14)	8,884	15,263
Total current liabilities	332,096	382,040
Long-term debt, net of current portion (Note 6)	1,200,251	1,267,929
Long-term obligations under operating leases (Note 4)	58,824	46,134
Financial liability, net of current portion	3,196	4,243
Financial instruments - Fair value, net of current portion (Note 14)	8,656	30,111
STOCKHOLDERS’ EQUITY (Note 8)
Preferred Shares, $ 1.00 par value; 25,000,000 shares authorized, 3,516,896 Series D Preferred Shares, 4,743,708 Series E Preferred Shares, 6,741,259 Series F Preferred Shares and 459,286 Series G Convertible Preferred Shares issued and outstanding at December 31, 2021 and 3,424,803 Series D Preferred Shares, 4,600,000 Series E Preferred Shares, 6,00	15,461	16,640
Common shares, $ 5.00 par value; 35,000,000 shares authorized at December 31, 2021 and December 31, 2020; 25,244,113 shares issued and 24,565,940 shares outstanding at December 31, 2021 and 19,194,615 shares issued and 18,215,679 shares issued and outstanding at December 31, 2020 respectively.	126,221	95,973
Additional paid-in capital	973,582	949,090
Cost of treasury stock	(6,791)	(9,834)
Accumulated other comprehensive loss	(17,175)	(36,994)
Retained earnings	149,505	338,800
Total Tsakos Energy Navigation Limited stockholders’ equity	1,240,803	1,353,675
Non-controlling interest	50,988	28,143
Total stockholders’ equity	1,291,791	1,381,818
Total liabilities and stockholders’ equity	$ 2,894,814	$ 3,112,275